DERIVATIVE INSTRUMENTS (Schedule of Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses And Other Liabilities | Foreign Exchange Option
Derivative [Line Items]
Derivative liabilities	$ 0	$ (2,703)
Accrued Expenses And Other Liabilities | Foreign Exchange Forward
Derivative [Line Items]
Derivative liabilities	0	(1,926)
Foreign Exchange Option | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative assets	1,194	888
Foreign Exchange Forward | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative assets	$ 1,525	$ 214